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<filename>Fund E 13F-March 2010.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Narch 31, 2010

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ray A. Joseph
Title:	Acting Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Ray A. Joseph  Trenton, NJ 	April 26, 2010



Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   39

Form 13F Information Table Value Total:	   222494 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ALLIANT ENERGY CORP               COM              01880210  1630       49000      SH         SOLE            49000
AMEREN CORP                       COM              02360810  2112       81000      SH         SOLE            81000
AMERICAN ELECTRIC POWER CO INC    COM              02553710  4341       127000     SH         SOLE            127000
AQUA AMER INC                     COM              03836W10  1089       62000      SH         SOLE            62000
ARCH CAP GROUP LTD                ORD              G0450A10  530        6952       SH         SOLE            6952
BARRETT BILL CORP                 COM              06846N10  1541       50172      SH         SOLE            50172
CENTERPOINT ENERGY INC            COM              15189T10  3734       260000     SH         SOLE            260000
CMS ENERGY CORP                   COM              12589610  1500       97000      SH         SOLE            97000
CONSOLIDATED EDISON INC           COM              20911510  5167       116000     SH         SOLE            116000
CONSTELLATION ENERGY GROUP INC    COM              21037110  2317       66000      SH         SOLE            66000
DOMINION RES INC VA NEW           COM              25746U10  7893       192000     SH         SOLE            192000
DTE ENERGY CO                     COM              23333110  4282       96000      SH         SOLE            96000
DUKE ENERGY CORP                  COM              26441C10  7556       463000     SH         SOLE            463000
EDISON INTL                       COM              28102010  4237       124000     SH         SOLE            124000
ENTERGY CORP NEW COM              COM              29364G10  5125       63000      SH         SOLE            63000
EQT CORP                          COM              26884L10  1476       36000      SH         SOLE            36000
EXELON CORP                       COM              30161N10  6352       145000     SH         SOLE            145000
FIRSTENERGY CORP                  COM              33793210  4378       112000     SH         SOLE            112000
FPL GROUP INC                     COM              30257110  3866       80000      SH         SOLE            80000
INTEGRYS ENERGY GROUP INC         COM              45822P10  1658       35000      SH         SOLE            35000
NATIONAL FUEL GAS COMPANY         COM              63618010  1618       32000      SH         SOLE            32000
NISOURCE INC                      COM              65473P10  1533       97000      SH         SOLE            97000
NORTHEAST UTILITIES COMMON        COM              66439710  1631       59000      SH         SOLE            59000
NSTAR                             COM              67019E10  1523       43000      SH         SOLE            43000
ONEOK INC NEW                     COM              68268010  1598       35000      SH         SOLE            35000
PEPCO HLDGS INC                   COM              71329110  2212       129000     SH         SOLE            129000
PG&E CORP                         COM              69331C10  5684       134000     SH         SOLE            134000
PINNACLE WEST CAP CORP COM        COM              72348410  1509       40000      SH         SOLE            40000
PPL CORP                          COM              69351T10  3852       139000     SH         SOLE            139000
PROGRESS ENERGY INC               COM              74326310  5628       143000     SH         SOLE            143000
PUBLIC SERVICE ENTERPRISE GROUP   COM              74457310  3985       135000     SH         SOLE            135000
SCANA CORP NEW                    COM              80589M10  1504       40000      SH         SOLE            40000
SEMPRA ENERGY                     COM              81685110  4042       81000      SH         SOLE            81000
SOUTHERN CO                       COM              84258710  8721       263000     SH         SOLE            263000
SPECTRA ENERGY CORP               COM              84756010  5024       223000     SH         SOLE            223000
SPIDER GOLD TRUST                 GOLD SHS         78463V10  92575      849700     SH         SOLE            849700
WILLIAMS CO INC                   COM              96945710  5313       230000     SH         SOLE            230000
WISCONSIN ENERGY CORP             COM              97665710  1532       31000      SH         SOLE            31000
XCEL ENERGY INC                   COM              98389B10  2226       105000     SH         SOLE            105000


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